Segment and Geographic Information - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM uses revenue, gross margin, operating expenses and net loss by its single operating and reportable segment to make strategic business decisions.	The CODM uses revenue, gross margin, operating expenses and net loss by its single operating and reportable segment to make strategic business decisions.